General Information (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 506,711,173	$ 446,486,753
Inventories	459,384,555	425,728,432
Total current assets	1,771,266,840	1,601,683,087
Property, plant and equipment (net)	1,522,708,449	1,273,987,695	$ 1,356,846,302
Intangible assets other tan goodwill	244,632,721	153,123,207	$ 172,389,672
Deferred taxes assets	41,549,079	28,451,658
Total non-current assets	2,218,450,150	1,822,263,193
Total Assets	3,989,716,990	3,423,946,280
Trade and other current payables	514,887,185	434,974,163
Other current liabilities	874,028	258,226
Total current liabilities	860,006,211	687,482,634
Other non-current liabilities
Total non-current liabilities	1,457,195,469	1,399,081,065
Total Liabilities	2,317,201,680	2,086,563,699
Non-controlling interests	147,332,125	119,017,799
Goodwill	161,583,233	$ 127,592,056
Aguasde Origen S. A. [Member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	13,502,497
Inventories	11,903,064
Other current assets	2,293,374
Total current assets	27,698,935
Property, plant and equipment (net)	8,046,721
Intangible assets other tan goodwill	25,481,126
Deferred taxes assets	1,545,351
Total non-current assets	35,073,198
Total Assets	62,772,133
Other financial liabilities	8,351,355
Trade and other current payables	27,255,032
Other current liabilities	1,030,235
Total current liabilities	36,636,622
Other non-current liabilities	1,691,168
Total non-current liabilities	1,691,168
Total Liabilities	38,327,790
Net identifiable assets acquired	24,444,343
Non-controlling interests	(12,197,727)
Investment value	12,246,616
Goodwill	5,557,026
Investment at fair value previously held	(15,128,327)
Gain for business combination by stages	(2,628,098)
Cash flow used to obtain control of subsidiary	(47,217)
Total provisional fair values of assets and liabilities